Leases (Tables)	12 Months Ended
Oct. 31, 2020
Schedule of right-of-use assets recognized

	Land and Buildings	Leased equipment	Total
Balance - October 31, 2019	$-	$232,059	$232,059
Adoption of IFRS 16	276,431	-	276,431
Additions	-	68,035	68,035
Amortization	(225,963)	(79,401)	(305,364)
Balance - October 31, 2020	$50,468	$220,693	$271,161

Schedule of lease liabilities

Lease Liabilities	October 31, 2020	October 31, 2019
Balance - beginning	$142,205	$196,814
Adoption of IFRS 16	276,431
Additions	68,035	62,516
Accretion of interest	63,043	30,299
Payments	(435,197)	(147,424)
Balance - ending	$114,517	$142,205
Current	100,277	129,876
Non-current	16,630	12,329

Schedule of minimum future lease payments

Total future minimum lease payments
Less than one year	$114,010
Between one and five years	17,525
Total	$131,535

Set out below are the minimum future lease payments from October 31, 2019:

Total future minimum lease payments
Less than one year	$144,411
Between one and five years	12,880
Total	$157,291

Summary of exercise options

	Within five years	More than Five years
Extension options available to be exercised	$580,250	$199,000
New lease terms executed subsequent to October 31, 2020	405,600
Total	$985,850	$199,000